Exhibit 99
Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	September 2014
Payment Date	10/15/2014
Transaction Month	17
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,141,752.88	60,549	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$292,200,000.00	0.21000%	May 15, 2014
Class A-2 Notes	$434,800,000.00	0.380%	February 15, 2016
Class A-3 Notes	$406,400,000.00	0.570%	October 15, 2017
Class A-4 Notes	$116,330,000.00	0.760%	August 15, 2018
Class B Notes	$39,460,000.00	1.110%	October 15, 2018
Class C Notes	$26,310,000.00	1.320%	January 15, 2019
Class D Notes	$26,310,000.00	1.820%	November 15, 2019
Total	$1,341,810,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,516,005.03

Principal:
Principal Collections	$18,080,643.43
Prepayments in Full	$12,389,210.67
Liquidation Proceeds	$433,325.28
Recoveries	$69,977.28
Sub Total	$30,973,156.66
Collections	$33,489,161.69

Purchase Amounts:
Purchase Amounts Related to Principal	$147,138.12
Purchase Amounts Related to Interest	$764.44
Sub Total	$147,902.56

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$33,637,064.25

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	September 2014
Payment Date	10/15/2014
Transaction Month	17
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$33,637,064.25
Servicing Fee	$568,462.45	$568,462.45	$0.00	$0.00	$33,068,601.80
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$33,068,601.80
Interest - Class A-2 Notes	$14,249.88	$14,249.88	$0.00	$0.00	$33,054,351.92
Interest - Class A-3 Notes	$193,040.00	$193,040.00	$0.00	$0.00	$32,861,311.92
Interest - Class A-4 Notes	$73,675.67	$73,675.67	$0.00	$0.00	$32,787,636.25
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,787,636.25
Interest - Class B Notes	$36,500.50	$36,500.50	$0.00	$0.00	$32,751,135.75
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,751,135.75
Interest - Class C Notes	$28,941.00	$28,941.00	$0.00	$0.00	$32,722,194.75
Third Priority Principal Payment	$576,900.12	$576,900.12	$0.00	$0.00	$32,145,294.63
Interest - Class D Notes	$39,903.50	$39,903.50	$0.00	$0.00	$32,105,391.13
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$32,105,391.13
Regular Principal Payment	$29,307,164.56	$29,307,164.56	$0.00	$0.00	$2,798,226.57
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,798,226.57
Residuel Released to Depositor	$0.00	$2,798,226.57	$0.00	$0.00	$0.00
Total		$33,637,064.25

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$576,900.12
Regular Principal Payment					$29,307,164.56
Total					$29,884,064.68
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$29,884,064.68	$68.73	$14,249.88	$0.03	$29,898,314.56	$68.76
Class A-3 Notes	$0.00	$0.00	$193,040.00	$0.48	$193,040.00	$0.48
Class A-4 Notes	$0.00	$0.00	$73,675.67	$0.63	$73,675.67	$0.63
Class B Notes	$0.00	$0.00	$36,500.50	$0.93	$36,500.50	$0.93
Class C Notes	$0.00	$0.00	$28,941.00	$1.10	$28,941.00	$1.10
Class D Notes	$0.00	$0.00	$39,903.50	$1.52	$39,903.50	$1.52
Total	$29,884,064.68	$22.27	$386,310.55	$0.29	$30,270,375.23	$22.56

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	September 2014
Payment Date	10/15/2014
Transaction Month	17

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$44,999,633.66	0.1034950	$15,115,568.98	0.0347644
Class A-3 Notes	$406,400,000.00	1.0000000	$406,400,000.00	1.0000000
Class A-4 Notes	$116,330,000.00	1.0000000	$116,330,000.00	1.0000000
Class B Notes	$39,460,000.00	1.0000000	$39,460,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$659,809,633.66	0.4917310	$629,925,568.98	0.4694596

Pool Information
Weighted Average APR	4.274%	4.274%
Weighted Average Remaining Term	41.92	41.07
Number of Receivables Outstanding	38,508	37,427
Pool Balance	$682,154,943.80	$650,858,221.00
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$663,276,249.06	$632,922,733.54
Pool Factor	0.5041267	0.4809978

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,765,708.76
Targeted Credit Enhancement Amount	$9,762,873.32
Yield Supplement Overcollateralization Amount	$17,935,487.46
Targeted Overcollateralization Amount	$20,932,652.02
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$20,932,652.02

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,765,708.76
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,765,708.76
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,765,708.76

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	September 2014
Payment Date	10/15/2014
Transaction Month	17

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		101	$246,405.30
(Recoveries)		60	$69,977.28
Net Losses for Current Collection Period			$176,428.02
Cumulative Net Losses Last Collection Period			$3,518,174.87
Cumulative Net Losses for all Collection Periods			$3,694,602.89

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.31%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.42%	467	$9,235,878.62
61-90 Days Delinquent	0.16%	48	$1,051,477.57
91-120 Days Delinquent	0.03%	9	$220,741.03
Over 120 Days Delinquent	0.11%	34	$720,289.01
Total Delinquent Receivables	1.73%	558	$11,228,386.23

Repossession Inventory:
Repossessed in the Current Collection Period		18	$479,225.10
Total Repossessed Inventory		35	$886,420.94

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3325%
Preceding Collection Period			0.5244%
Current Collection Period			0.3176%
Three Month Average			0.3915%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2182%
Preceding Collection Period			0.2129%
Current Collection Period			0.2431%
Three Month Average			0.2247%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer